Jack-Up Rigs (Tables)	6 Months Ended
Jun. 30, 2024
Jack Up Rigs [Abstract]
Schedule of Jack-Up Rigs
Set forth below is the carrying value of our jack-up rigs:

	June 30, 2024	December 31, 2023
(In $ millions)
Opening balance	2,578.3	2,589.1
Additions	23.3	104.7
Depreciation and amortization	(63.1)	(115.5)
Total	2,538.5	2,578.3